UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund: Fund Address:	Royce Capital Fund 1414 Avenue of the Americas New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2008

Date of reporting period: 9/30/2008

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE CAPITAL FUND – MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.9%

Consumer Products – 6.4%
Apparel, Shoes and Accessories - 1.8%
LaCrosse Footwear	265,391	$4,246,256
Steven Madden [a]	10,071	249,559
True Religion Apparel [a,b]	71,800	1,856,030
Volcom [a,b]	129,600	2,239,488

		8,591,333

Food/Beverage/Tobacco - 0.6%
Asian Citrus Holdings	437,000	1,266,801
Jones Soda [a]	1,004,500	1,426,390

		2,693,191

Health, Beauty and Nutrition - 0.3%
Nutraceutical International [a]	146,500	1,618,825

Home Furnishing and Appliances - 0.8%
AS Creation Tapeten	93,500	3,741,631

Sports and Recreation - 2.7%
Arctic Cat	556,360	5,090,694
Piscines Desjoyaux	158,800	1,810,790
RC2 Corporation [a]	147,000	2,940,000
Winnebago Industries	255,035	3,295,052

		13,136,536

Other Consumer Products - 0.2%
WD-40 Company	34,000	1,221,620

Total		31,003,136

Consumer Services – 7.2%
Leisure and Entertainment - 1.1%
FortuNet [a,b]	158,100	932,790
Multimedia Games [a,b]	444,938	1,926,582
New Frontier Media [b]	903,588	2,150,539

		5,009,911

Online Commerce - 0.2%
CryptoLogic	147,600	808,848
Lumber Liquidators [a,b]	18,400	231,104

		1,039,952

Restaurants and Lodgings - 0.7%
Benihana [a,b]	61,314	281,432
Benihana Cl. A [a,b]	127,930	588,478
City Lodge Hotels	293,250	2,608,583

		3,478,493

Retail Stores - 4.2%
A.C. Moore Arts & Crafts [a]	239,500	1,501,665
Buckle (The)	79,350	4,407,099
Cache [a]	430,400	2,956,848
Cato Corporation (The) Cl. A	124,500	2,184,975
Dover Saddlery [a,b]	120,365	286,469
Jos. A. Bank Clothiers [a,b]	118,600	3,984,960
Lewis Group	699,800	3,428,311
Stein Mart [a,b]	383,551	1,499,684

		20,250,011

Other Consumer Services - 1.0%
Collectors Universe	225,807	2,100,005
First Cash Financial Services [a,b]	182,800	2,742,000

		4,842,005

Total		34,620,372

Financial Intermediaries – 5.5%
Banking – 1.3%
Bancorp (The) [a]	127,528	637,640
BB Holdings [a]	836,924	3,195,297
Canadian Western Bank	128,600	2,407,058

		6,239,995

Insurance - 2.6%
American Physicians Service Group	120,000	2,540,400
American Safety Insurance Holdings [a]	143,200	2,163,752
Argo Group International Holdings [a]	70,027	2,580,495
Navigators Group [a,b]	52,900	3,068,200
United Fire & Casualty	78,630	2,248,032

		12,600,879

Securities Brokers - 1.6%
Sanders Morris Harris Group	550,900	4,765,285
Thomas Weisel Partners Group [a,b]	314,600	2,652,078

		7,417,363

Total		26,258,237

Financial Services – 3.6%
Investment Management - 3.6%
Anima	1,194,000	2,448,861
Brait	1,087,300	2,376,621
CapMan Cl. B	1,132,700	2,963,210
Deutsche Beteiligungs	219,700	4,061,587
Endeavour Financial	722,900	4,197,813
U.S. Global Investors Cl. A	112,300	1,128,615

Total		17,176,707

Health – 9.8%
Commercial Services - 0.4%
PDI [a,b]	222,700	1,768,238

Drugs and Biotech - 2.4%
Cell Genesys [a]	154,300	91,037
DUSA Pharmaceuticals [a]	444,949	511,691
Dyax Corporation [a,b]	641,416	2,822,231
Fornix Biosciences	113,211	1,292,587
Lexicon Pharmaceuticals [a,b]	657,600	1,170,528
Maxygen [a]	165,500	700,065
Orchid Cellmark [a]	884,200	2,608,390
ULURU [a,b]	2,077,690	2,077,690
YM Biosciences [a]	947,400	426,330

		11,700,549

Health Services - 2.2%
Bio-Imaging Technologies [a,b]	284,023	2,192,657
Computer Programs and Systems	128,400	3,717,180
CorVel Corporation [a,b]	78,225	2,238,017
U.S. Physical Therapy [a,b]	141,960	2,464,426

		10,612,280

Medical Products and Devices - 4.8%
Anika Therapeutics [a]	123,252	891,112
Bruker Corporation [a]	178,406	2,378,152
Caliper Life Sciences [a,b]	321,000	898,800
Cerus Corporation [a,b]	400,000	1,652,000
ICU Medical [a,b]	15,000	456,150
Neogen Corporation [a,b]	143,050	4,031,149
NMT Medical [a,b]	174,800	545,376
Northstar Neuroscience [a]	409,700	635,035
SenoRx [a,b]	218,100	1,077,414
Shamir Optical Industry	145,700	903,340
Syneron Medical [a,b]	252,844	3,603,027
Thermage [a,b]	306,900	1,052,667
Vital Images [a,b]	123,700	1,855,500
Young Innovations	149,465	3,016,204

		22,995,926

Total		47,076,993

Industrial Products – 9.1%
Automotive - 1.5%
ATC Technology [a,b]	122,300	2,903,402
Landi Renzo	761,000	4,125,291

		7,028,693

Building Systems and Components - 1.8%
AAON	195,275	3,552,052
Drew Industries [a,b]	145,600	2,491,216
LSI Industries	308,599	2,552,114

		8,595,382

Industrial Components - 0.2%
Orion Energy Systems [a,b]	205,600	1,153,416

Machinery - 1.6%
Exel Industries Cl. A	20,500	1,064,999
Kadant [a,b]	82,300	1,873,971
Key Technology [a]	130,300	3,088,110
Technotrans	200,000	1,759,980

		7,787,060

Metal Fabrication and Distribution - 2.7%
Dynamic Materials	97,100	2,253,691
Foster (L.B.) Company Cl. A [a,b]	81,776	2,487,626
Izmir Demir Celik Sanayi	451,500	869,905
Olympic Steel	178,400	5,261,016
Samuel Manu-Tech	243,800	2,283,942

		13,156,180

Miscellaneous Manufacturing - 0.3%
PMFG [a,b]	97,400	1,411,326

Specialty Chemicals and Materials - 1.0%
American Vanguard	163,133	2,460,046
Hawkins	128,300	2,247,816

		4,707,862

Textiles - 0.0%
Marimekko	7,648	128,529

Total		43,968,448

Industrial Services – 16.4%
Advertising and Publishing - 0.1%
Haynes Publishing Group	122,300	347,890

Commercial Services - 7.5%
Barrett Business Services	84,099	1,091,605
Begbies Traynor	702,500	2,103,307
CRA International [a,b]	70,106	1,926,513
Electro Rent	148,200	1,990,326
eTelecare Global Solutions ADR [a,b]	277,100	2,294,388
Exponent [a]	127,328	4,213,283
GP Strategies [a,b]	389,700	2,961,720
Intersections [a,b]	320,945	2,609,283
Kforce [a]	559,991	5,717,508
LECG Corporation [a]	424,396	3,424,876
Lincoln Educational Services [a,b]	345,035	4,564,813
PeopleSupport [a,b]	219,987	2,571,648
Willdan Group [a,b]	290,100	797,775

		36,267,045

Engineering and Construction - 1.8%
Cavco Industries [a,b]	151,881	5,490,498
Sterling Construction [a]	187,700	3,040,740

		8,531,238

Food, Tobacco and Agriculture - 2.1%
HQ Sustainable Maritime Industries [a,b]	167,000	845,020
Imperial Sugar	275,400	3,728,916
Sipef	7,500	3,004,751
Zapata Corporation [a]	394,300	2,633,924

		10,212,611

Industrial Distribution - 0.4%
Houston Wire & Cable	119,900	2,058,683

Printing - 1.5%
Courier Corporation	159,618	3,249,822
CSS Industries	84,300	2,169,882
Ennis	115,600	1,787,176

		7,206,880

Transportation and Logistics - 3.0%
Euroseas	366,849	2,923,787
Marten Transport [a]	162,649	3,173,282
Patriot Transportation Holding [a,b]	66,281	5,236,199
Vitran Corporation [a,b]	224,050	3,017,953

		14,351,221

Total		78,975,568

Natural Resources – 14.7%
Energy Services - 5.3%
Boots & Coots International Well Control [a,b]	1,240,000	2,393,200
Dawson Geophysical [a,b]	55,902	2,610,064
Gulf Island Fabrication	42,000	1,447,740
Pioneer Drilling [a]	152,500	2,028,250
Savanna Energy Services	86,084	1,251,322
Superior Well Services [a,b]	131,100	3,318,141
T-3 Energy Services [a,b]	36,186	1,343,224
Tesco Corporation [a]	162,980	3,412,801
TGC Industries [a]	614,625	3,232,928
Total Energy Services Trust	570,900	3,390,264
World Energy Solutions [a]	2,307,000	1,018,830

		25,446,764

Oil and Gas - 1.2%
Approach Resources [a]	245,200	3,545,592
Gran Tierra Energy [a,b]	360,800	1,338,568
Kodiak Oil & Gas [a,b]	686,800	1,030,200
PetroCorp [a,c]	163,200	0

		5,914,360

Precious Metals and Mining - 7.5%
Alamos Gold [a]	489,700	2,990,886
Allied Nevada Gold [a]	920,109	5,263,023
Aquiline Resources [a]	258,900	1,014,435
Bear Creek Mining [a]	338,200	648,276
Central African Gold [a]	87,716	4,878
Crosshair Exploration & Mining [a]	1,299,500	272,895
Eldorado Gold [a,b]	200,000	1,252,000
Endeavour Silver [a,b]	428,100	899,010
Entree Gold [a]	988,700	1,334,745
First Majestic Silver [a]	702,800	1,703,758
Gammon Gold [a]	342,447	2,534,108
Great Basin Gold [a]	526,500	1,078,478
Greystar Resources [a]	418,800	562,729
Hecla Mining [a,b]	156,100	730,548
Horsehead Holding [a,b]	299,500	1,767,050
Linear Gold [a]	483,800	477,322
Midway Gold [a]	782,900	809,199
Minco Silver [a]	842,700	752,234
Quaterra Resources [a]	542,500	917,547
Red Back Mining [a]	677,100	4,078,187
Rusoro Mining [a]	712,000	394,719
Silvercorp Metals	621,000	1,820,550
Uranium Resources [a,b]	1,034,000	1,747,460
US Gold [a]	836,796	1,104,571
US Silver [a]	2,469,000	429,190
Western Copper [a]	1,611,200	1,226,283

		35,814,081

Real Estate - 0.7%
Kennedy-Wilson [a]	84,000	3,276,000

Total		70,451,205

Technology – 18.4%
Aerospace and Defense - 1.8%
Aerovironment [a]	57,369	1,832,940
American Science & Engineering	59,700	3,565,881
Ducommun	131,400	3,137,832

		8,536,653

Components and Systems - 1.7%
Aladdin Knowledge Systems [a]	181,600	2,426,176
LaCie	334,210	1,659,717
SMART Modular Technologies (WWH) [a,b]	594,340	1,783,020
Super Micro Computer [a,b]	282,211	2,542,721

		8,411,634

Distribution - 0.7%
Diploma	1,200,000	3,271,184

Internet Software and Services - 0.2%
SupportSoft [a,b]	372,100	1,116,300

IT Services - 0.6%
Neurones	368,000	2,699,967

Semiconductors and Equipment - 6.9%
Advanced Energy Industries [a]	141,100	1,930,248
Cascade Microtech [a]	157,863	667,761
CEVA [a]	412,500	3,423,750
Eagle Test Systems [a]	278,400	4,262,304
GSI Technology [a,b]	482,500	1,722,525
Ikanos Communications [a]	309,400	612,612
Integrated Silicon Solution [a,b]	304,557	703,527
PDF Solutions [a,b]	627,224	3,261,565
Rubicon Technology [a,b]	134,870	973,761
Rudolph Technologies [a,b]	188,800	1,582,144
Semitool [a,b]	310,400	2,539,072
Supertex [a]	150,300	4,232,448
TTM Technologies [a]	496,800	4,928,256
Wolfson Microelectronics [a]	1,111,500	2,163,571

		33,003,544

Software - 2.5%
Double-Take Software [a,b]	248,850	2,476,058
Fundtech [a,b]	129,900	1,800,414
Pervasive Software [a,b]	324,400	1,330,040
Phoenix Technologies [a,b]	220,188	1,759,302
PLATO Learning [a]	743,430	2,111,341
SeaChange International [a,b]	244,400	2,360,904

		11,838,059

Telecommunications - 4.0%
Anaren [a,b]	460,600	4,675,090
Atlantic Tele-Network	165,550	4,635,400
Ceragon Networks [a,b]	365,902	2,704,016
Digi International [a,b]	265,200	2,705,040
KVH Industries [a]	199,400	1,832,486
Novatel Wireless [a]	478,500	2,899,710

		19,451,742

Total		88,329,083

Miscellaneous [d] – 4.8%
Total		22,846,934

TOTAL COMMON STOCKS
(Cost $550,528,984)		460,706,683

PREFERRED STOCK – 0.5%
Kennedy-Wilson Conv. [c,e]
(Cost $2,408,000)	2,408	2,236,000

REPURCHASE AGREEMENT – 3.4%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $16,566,092 (collateralized by obligations of various U.S. Government Agencies, valued at $16,980,688)
(Cost $16,566,000)		16,566,000

	PRINCIPAL
	AMOUNT	VALUE
COLLATERAL RECEIVED FOR SECURITIES LOANED – 10.6%
Fannie Mae-Discount Notes
due 11/19/08-12/31/08	$2,511	2,512
Freddie Mac-Discount Notes
due 2/17/09	5,575	5,575
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-2.7654%)		50,677,563

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $50,685,650)		50,685,650

TOTAL INVESTMENTS – 110.4%
(Cost $620,188,634)		530,194,333

LIABILITIES LESS CASH AND OTHER ASSETS – (10.4)%		(49,853,308)

NET ASSETS – 100.0%		$480,341,025

SCHEDULE OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 84.6%

Consumer Products – 9.5%
Apparel, Shoes and Accessories - 1.9%
Steven Madden [a]	113,057	$2,801,553
Wolverine World Wide	163,990	4,339,175

		7,140,728

Food/Beverage/Tobacco - 0.5%
Sanderson Farms	46,800	1,719,432

Health, Beauty and Nutrition - 4.6%
Inter Parfums	317,296	4,302,534
NBTY [a]	170,500	5,033,160
Nu Skin Enterprises Cl. A	266,100	4,316,142
Nutraceutical International [a]	285,104	3,150,399

		16,802,235

Home Furnishing and Appliances - 0.6%
Ethan Allen Interiors	82,700	2,317,254

Sports and Recreation - 1.9%
Thor Industries	149,200	3,703,144
Winnebago Industries	245,200	3,167,984

		6,871,128

Total		34,850,777

Consumer Services – 6.0%
Leisure and Entertainment - 1.3%
International Speedway Cl. A	121,000	4,708,110

Retail Stores - 4.7%
Buckle (The)	75,400	4,187,716
Cato Corporation (The) Cl. A	240,900	4,227,795
Dress Barn (The) [a]	350,600	5,360,674
Men’s Wearhouse (The)	168,500	3,578,940

		17,355,125

Total		22,063,235

Financial Intermediaries – 10.1%
Insurance - 8.1%
AmCOMP [a]	144,560	1,676,896
American Safety Insurance Holdings [a,b]	213,060	3,219,336
Aspen Insurance Holdings [b]	186,300	5,123,250
EMC Insurance Group	97,231	2,866,370
Harleysville Group	28,227	1,066,980
Max Capital Group	175,903	4,086,227
Meadowbrook Insurance Group	507,700	3,584,362
Montpelier Re Holdings [b]	108,500	1,791,335
United Fire & Casualty	67,179	1,920,648
Validus Holdings [b]	180,200	4,189,650

		29,525,054

Securities Brokers - 2.0%
Knight Capital Group Cl. A [a,b]	505,000	7,504,300

Total		37,029,354

Health – 4.2%
Drugs and Biotech - 1.5%
Emergent Biosolutions [a]	151,745	1,986,342
Obagi Medical Products [a,b]	338,667	3,379,896

		5,366,238

Health Services - 1.2%
LCA-Vision [b]	135,400	628,256
U.S. Physical Therapy [a,b]	226,200	3,926,832

		4,555,088

Medical Products and Devices - 1.5%
Home Diagnostics [a]	396,451	3,837,646
Palomar Medical Technologies [a,b]	113,205	1,523,739
Vital Signs	3,322	245,496

		5,606,881

Total		15,528,207

Industrial Products – 12.7%
Automotive - 1.8%
ATC Technology [a]	167,759	3,982,599
Dorman Products [a,b]	208,259	2,609,485

		6,592,084

Building Systems and Components - 1.6%
Drew Industries [a,b]	135,900	2,325,249
Simpson Manufacturing	139,485	3,778,649

		6,103,898

Industrial Components - 0.5%
Bel Fuse Cl. A	49,762	1,368,455
Bel Fuse Cl. B	13,049	371,505

		1,739,960

Machinery - 2.4%
Lincoln Electric Holdings	50,500	3,247,655
Rofin-Sinar Technologies [a,b]	91,600	2,803,876
Woodward Governor	77,800	2,744,006

		8,795,537

Metal Fabrication and Distribution - 4.3%
Carpenter Technology	147,000	3,770,550
Schnitzer Steel Industries Cl. A	59,700	2,342,628
Sims Group ADR [b]	232,470	5,370,057
Universal Stainless & Alloy Products [a,b]	162,476	4,151,262

		15,634,497

Pumps, Valves and Bearings - 2.1%
Gardner Denver [a]	225,449	7,827,589

Total		46,693,565

Industrial Services – 12.4%
Commercial Services - 9.9%
Barrett Business Services	206,426	2,679,409
CRA International [a]	74,118	2,036,763
Heidrick & Struggles International	227,500	6,859,125
Kforce [a]	484,000	4,941,640
Korn/Ferry International [a]	468,900	8,355,798
Resources Connection [a]	229,400	5,168,382
TrueBlue [a]	372,800	6,024,448

		36,065,565

Industrial Distribution - 1.5%
Applied Industrial Technologies	208,100	5,604,133

Transportation and Logistics - 1.0%
Arkansas Best	80,200	2,701,938
Heartland Express	69,000	1,070,880

		3,772,818

Total		45,442,516

Natural Resources – 12.9%
Energy Services - 9.4%
Ensign Energy Services [b]	276,200	4,328,885
Oil States International [a,b]	309,600	10,944,360
Patterson-UTI Energy	35,400	708,708
Pioneer Drilling [a,b]	292,464	3,889,771
RPC	98,800	1,389,128
Superior Well Services [a]	121,788	3,082,455
Trican Well Service	155,400	2,336,293
Unit Corporation [a]	153,800	7,662,316

		34,341,916

Oil and Gas - 0.8%
Cimarex Energy	58,518	2,862,115

Precious Metals and Mining - 2.4%
Agnico-Eagle Mines	79,600	4,383,572
Pan American Silver [a]	86,000	1,911,780
Red Back Mining [a]	247,700	1,491,902
Silver Standard Resources [a]	56,400	932,292

		8,719,546

Real Estate - 0.3%
W.P. Carey & Co.	44,827	1,169,985

Total		47,093,562

Technology – 14.2%
Components and Systems - 4.6%
MKS Instruments [a]	260,700	5,190,537
MTS Systems	111,109	4,677,689
Rimage Corporation [a,b]	257,045	3,588,348
Super Micro Computer [a,b]	393,962	3,549,598

		17,006,172

Internet Software and Services - 1.3%
United Online	485,800	4,571,378

Semiconductors and Equipment - 4.7%
Advanced Energy Industries [a]	310,002	4,240,827
Eagle Test Systems [a]	78,510	1,201,988
Entegris [a]	720,700	3,488,188
OmniVision Technologies [a]	280,214	3,197,242
Techwell [a,b]	20,541	193,702
Trident Microsystems [a]	594,300	1,426,320
Verigy [a]	216,500	3,524,620

		17,272,887

Software - 0.5%
Sonic Solutions [a,b]	389,200	1,712,480

Telecommunications - 3.1%
Comtech Telecommunications [a]	112,800	5,554,272
NETGEAR [a,b]	388,300	5,824,500

		11,378,772

Total		51,941,689

Miscellaneous [d] – 2.6%
Total		9,431,374

TOTAL COMMON STOCKS
(Cost $329,574,175)		310,074,279

REPURCHASE AGREEMENT – 16.1%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $58,976,328 (collateralized by obligations of various U.S. Government Agencies, valued at $60,451,481) (Cost $58,976,000)		58,976,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 7.3%
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-2.7654%)
(Cost $26,742,257)		26,742,257

TOTAL INVESTMENTS – 108.0%
(Cost $415,292,432)		395,792,536

LIABILITIES LESS CASH AND OTHER ASSETS – (8.0)%		(29,398,333)

NET ASSETS – 100.0%		$366,394,203

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at September 30, 2008. Total market value of loaned securities at September 30, 2008 was as follows:

Fund	Market Value

Micro-Cap Portfolio	$50,050,543
Small-Cap Portfolio	27,238,594

[c]
Securities for which market quotations are not readily available represent 0.5% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.

[d]	Includes securities first acquired in 2008 and less than 1% of net assets.
[e]
This security, and the common stock into which the security is convertible, are not and will not be registered under the Securities Act of 1933 and related rules (“restricted security”). Accordingly, such securities may not be offered, sold, transferred or delivered, directly or indirectly, unless (i) such shares are registered under the Securities Act and any other applicable state securities laws, or (ii) an exemption from registration under the Securities Act and any other applicable state securities laws is available.

TAX INFORMATION:
At September 30, 2008, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$620,567,764	$(90,373,431)	$55,786,333	$146,159,764
Small-Cap Portfolio	415,324,778	(19,532,242)	26,652,614	46,184,856

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio	$357,576,296	$170,382,037	$2,236,000	$530,194,333
Small-Cap Portfolio	300,004,713	95,787,823	-	395,792,536

Level 3 Reconciliation:
		Change in unrealized
	Balance as of 12/31/07	appreciation (depreciation)	Purchases	Balance as of 9/30/08

Micro-Cap Portfolio	-	$(172,000)	$2,408,000	$2,236,000

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)        The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

              Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 17, 2008

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: November 17, 2008